Assets and Liabilities Measured at Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value
NOTE 7 — ASSETS AND LIABILITIES MEASURED AT FAIR VALUE
Accounting Standards Codification 820,
Fair Value Measurements and Disclosures
(“ASC 820”) emphasizes fair value is a market-based measurement, and fair value measurements should be determined based on the assumptions market participants would use in pricing assets or liabilities. ASC 820 utilizes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment.
The investments of our insurance subsidiaries are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.
The following tables summarize our assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021, aggregated by the level in the fair value hierarchy within which those measurements fall (dollars in millions):

	2022
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments of insurance subsidiaries:
Debt securities	$377	$—	$377	$—
Money market funds and other	96	96	—	—

Investments of insurance subsidiaries	473	96	377	—
Less amounts classified as current assets	(92)	(92)	—	—

	$381	$4	$377	$—

	2021
		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments of insurance subsidiaries:
Debt securities	$416	$—	$416	$—
Money market funds and other	125	125	—	—

Investments of insurance subsidiaries	541	125	416	—
Less amounts classified as current assets	(103)	(103)	—	—

	$438	$22	$416	$—

Liabilities:
Interest rate swap (Other accrued expenses)	$8	$—	$8	$—
The estimated fair value of our long-term debt was $35.555 billion and $38.541 billion at December 31, 2022 and 2021, respectively, compared to carrying amounts, excluding debt issuance costs and discounts, aggregating $38.385 billion and $34.827 billion, respectively. The estimates of fair value are generally based upon the quoted market prices or quoted market prices for similar issues of long-term debt with the same maturities.